Share-based payments - Outstanding RSUs/PSUs Activity (Details) - Restricted share units (RSUs) and performance share units (PSUs)	6 Months Ended
Jun. 30, 2018 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, January 1, 2018 (in shares)	2,740,392
Granted (in shares)	958,411
Dividends credited (in shares)	71,863
Settled (in shares)	(1,010,626)
Forfeited (in shares)	(20,287)
Outstanding, June 30, 2018 (in shares)	2,739,753
Weighted average fair value at measurement date, other equity instruments granted | $	$ 57